As filed with the Securities and Exchange Commission on December 21, 2018
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	212	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	167	[ X ]

(Check appropriate box or boxes)

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 (Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

 X  immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds, which were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 211 to the Registrant’s registration statement on December 4, 2018:

Advisor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund and Neuberger Berman Small Cap Growth Fund.

Institutional Class shares of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund ,Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund.

Investor Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund.

Trust Class shares of Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund.

Class A shares of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund.

Class C shares of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund.

Class R3 shares of Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Select Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund.

Class R6 shares of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger

Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Sustainable Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 212 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 21st day of December, 2018.

NEUBERGER BERMAN EQUITY FUNDS

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

          Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 212 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	December 21, 2018
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	December 21, 2018
John M. McGovern

/s/ Robert Conti	Trustee	December 21, 2018
Robert Conti*
/s/ Michael J. Cosgrove		December 21, 2018
Michael J. Cosgrove*	Trustee

/s/ Marc Gary	Trustee	December 21, 2018
Marc Gary*
/s/ Martha C. Goss	Trustee	December 21, 2018
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	December 21, 2018
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	December 21, 2018
Deborah C. McLean*
/s/ George W. Morriss	Trustee	December 21, 2018
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	December 21, 2018
Tom D. Seip*
/s/ James G. Stavridis	Trustee	December 21, 2018
James G. Stavridis*
/s/ Candace L. Straight	Trustee	December 21, 2018
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	December 21, 2018
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on December 21, 2018, pursuant to a power of attorney filed with Post-Effective Amendment No. 210 to the Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-582, on October 5, 2018.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX

Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase